Supplemental Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations
	Condensed Statements of Operations for the Three Months Ended June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$419	$2	$2,682	$5,335	$(1,685)	$6,753
Cost and Expenses:
Cost of goods sold	350	—	2,219	4,200	(1,517)	5,252
Selling, general and administrative expenses	35	—	124	436	—	595
Research and development expenses	2	—	68	155	—	225
Restructuring expenses	—	—	—	10	—	10
Interest expense	33	64	28	231	(116)	240
Interest compensation to Financial Services	3	—	48	—	(51)	—
Other, net	5	(1)	33	153	—	190
Total Costs and Expenses	428	63	2,520	5,185	(1,684)	6,512
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(9)	(61)	162	150	(1)	241
Income taxes	2	(23)	48	80	—	107
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	139	114	69	16	(343)	(5)
Net income (loss)	128	76	183	86	(344)	129
Net loss attributable to noncontrolling interests	—	—	—	3	—	3
Net income (loss) attributable to owners of the parent	$128	$76	$183	$83	$(344)	$126
	Condensed Statements of Operations For the Six Months Ended June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$742	$4	$4,779	$9,666	$(3,066)	$12,125
Cost and Expenses:
Cost of goods sold	629	—	4,004	7,596	(2,739)	9,490
Selling, general and administrative expenses	63	—	249	829	—	1,141
Research and development expenses	2	—	132	274	—	408
Restructuring expenses	5	—	(8)	28	—	25
Interest expense	61	128	57	451	(227)	470
Interest compensation to Financial Services	6	—	94	—	(100)	—
Other, net	40	1	49	730	—	820
Total Costs and Expenses	806	129	4,577	9,908	(3,066)	12,354
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(64)	(125)	202	(242)	—	(229)
Income taxes	1	(46)	46	146	—	147
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(321)	142	144	81	(54)	(8)
Net income (loss)	(386)	63	300	(307)	(54)	(384)
Net loss attributable to noncontrolling interests	—	—	—	2	—	2
Net income (loss) attributable to owners of the parent	$(386)	$63	$300	$(309)	$(54)	$(386)
	Condensed Statements of Operations for the Three Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$445	$2	$2,677	$5,143	$(1,309)	$6,958
Cost and Expenses:
Cost of goods sold	376	—	2,183	4,095	(1,198)	5,456
Selling, general and administrative expenses	36	—	132	458	—	626
Research and development expenses	2	—	72	151	—	225
Restructuring expenses	—	—	(1)	23	—	22
Interest expense	36	63	35	209	(61)	282
Interest compensation to Financial Services	4	—	46	—	(50)	—
Other, net	6	2	65	39	—	112
Total Costs and Expenses	460	65	2,532	4,975	(1,309)	6,723
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(15)	(63)	145	168	—	235
Income taxes	(5)	(24)	24	131	—	126
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	134	145	91	45	(402)	13
Net income	124	106	212	82	(402)	122
Net loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Net income attributable to owners of the parent	$124	$106	$212	$84	$(402)	$124
	Condensed Statements of Operations For the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$818	$5	$4,967	$9,683	$(2,555)	$12,918
Cost and Expenses:
Cost of goods sold	691	—	4,068	7,590	(2,177)	10,172
Selling, general and administrative expenses	65	—	249	879	—	1,193
Research and development expenses	5	—	142	268	—	415
Restructuring expenses	—	—	2	32	—	34
Interest expense	81	124	71	572	(282)	566
Interest compensation to Financial Services	6	—	90	—	(96)	—
Other, net	20	(2)	104	90	—	212
Total Costs and Expenses	868	122	4,726	9,431	(2,555)	12,592
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(50)	(117)	241	252	—	326
Income taxes	(3)	(45)	53	198	—	203
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	193	202	170	86	(629)	22
Net income	146	130	358	140	(629)	145
Net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income attributable to owners of the parent	$146	$130	$358	$141	$(629)	$146

Condensed Statements of Comprehensive Income
	Condensed Statements of Comprehensive Income for the Three Months Ended June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$255	$90	$140	$119	$(346)	$258
Comprehensive income attributable to noncontrolling interests	—	—	—	3	—	3
Comprehensive income (loss) attributable to parent	$255	$90	$140	$116	$(346)	$255
	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(205)	$142	$394	$(82)	$(449)	$(200)
Comprehensive income attributable to noncontrolling interests	—	—	—	5	—	5
Comprehensive income (loss) attributable to parent	$(205)	$142	$394	$(87)	$(449)	$(205)
	Condensed Statements of Comprehensive Income for the Three Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$149	$106	$314	$88	$(510)	$147
Comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	$(2)
Comprehensive income (loss) attributable to parent	$149	$106	$314	$90	$(510)	$149
	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$137	$130	$286	$(181)	$(236)	$136
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(1)	—	$(1)
Comprehensive income (loss) attributable to parent	$137	$130	$286	$(180)	$(236)	$137

Condensed Balance Sheets
	Condensed Balance Sheets as of June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$2	$—	$211	$4,669	$—	$4,882
Deposits in subsidiaries’ cash management pools	154	—	3,462	—	(3,616)	—
Receivables	175	789	4,936	26,939	(12,981)	19,858
Inventories, net	161	—	1,561	4,950	—	6,672
Property, plant and equipment, net	80	—	1,065	5,306	—	6,451
Equipment on operating leases	—	—	—	1,892	—	1,892
Investments in unconsolidated subsidiaries and affiliates	255	—	—	223	—	478
Investments in consolidated subsidiaries	9,164	7,412	1,671	905	(19,152)	—
Goodwill and intangibles	12	—	2,782	456	—	3,250
Other	196	110	1,339	2,466	(194)	3,917
Total Assets	$10,199	$8,311	$17,027	$47,806	$(35,943)	$47,400
Liabilities and Equity:
Debt	$5,098	$5,235	$2,150	$28,726	$(14,901)	$26,308
Trade payables	251	8	1,797	5,395	(1,690)	5,761
Other liabilities	434	(134)	3,416	7,386	(199)	10,903
Total Equity	4,416	3,202	9,664	6,299	(19,153)	4,428
Total Liabilities and Equity	$10,199	$8,311	$17,027	$47,806	$(35,943)	$47,400
	Condensed Balance Sheets as of December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$144	$5,237	$—	$5,384
Deposits in subsidiaries’ cash management pools	116	—	4,753	—	(4,869)	—
Receivables	584	986	4,970	27,401	(14,360)	19,581
Inventories, net	138	—	1,364	4,188	—	5,690
Property, plant and equipment, net	80	—	1,108	5,293	—	6,481
Equipment on operating leases	—	—	—	1,835	—	1,835
Investments in unconsolidated subsidiaries and affiliates	251	—	—	276	—	527
Investments in consolidated subsidiaries	9,166	7,191	1,607	794	(18,758)	—
Goodwill and intangibles	12	—	2,786	459	—	3,257
Other	176	104	1,292	2,555	(205)	3,922
Total Assets	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677
Liabilities and Equity:
Debt	$5,045	$5,187	$3,302	$29,987	$(17,220)	$26,301
Trade payables	221	112	2,083	4,954	(2,028)	5,342
Other liabilities	458	(79)	3,365	6,633	(186)	10,191
Total Equity	4,802	3,061	9,274	6,464	(18,758)	4,843
Total Liabilities and Equity	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677

Condensed Statements of Cash Flow
	Condensed Statements of Cash Flow for the Six Months Ended June 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(386)	$63	$300	$(307)	$(54)	$(384)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	104	519	—	629
Other, net	428	(100)	(409)	492	(178)	233
Net cash provided by (used in) operating activities	48	(37)	(5)	704	(232)	478
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(4)	—	(29)	(808)	—	(841)
Net collections from retail receivables and related securitizations	—	—	—	547	—	547
Withdrawals from subsidiaries’ cash management pools	(36)	—	1,312	—	(1,276)	—
Other, net	(75)	32	(955)	(278)	1,459	183
Net cash provided by (used in) investing activities	(115)	32	328	(539)	183	(111)
Financing Activities:
Net increase (decrease) in indebtedness	279	3	(263)	(775)	—	(756)
Dividends paid	(201)	—	—	(236)	233	(204)
Other, net	(6)	2	3	127	(184)	(58)
Net cash provided by (used in) financing activities	72	5	(260)	(884)	49	(1,018)
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	—	4	151	—	149
Decrease in cash and cash equivalents	(1)	—	67	(568)	—	(502)
Cash and cash equivalents, beginning of year	3	—	144	5,237	—	5,384
Cash and cash equivalents, end of period	$2	$—	$211	$4,669	$—	$4,882
	Condensed Statements of Cash Flow for the Six Months Ended June 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$146	$130	$358	$140	$(629)	$145
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	105	433	—	544
Other, net	(63)	(205)	(545)	115	423	(275)
Net cash provided by (used in) operating activities	89	(75)	(82)	688	(206)	414
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(9)	—	(46)	(1,025)	—	(1,080)
Net collections from retail receivables and related securitizations	—	—	—	414	—	414
Withdrawals from subsidiaries’ cash management pools	(71)	—	(777)	—	848	—
Other, net	(62)	(1)	(10)	1,553	(709)	771
Net cash provided by (used in) investing activities	(142)	(1)	(833)	942	139	105
Financing Activities:
Net increase (decrease) in indebtedness	(3)	76	1,104	(1,471)	(522)	(816)
Dividends paid	—	(5)	(177)	(242)	130	(294)
Other, net	51	5	6	(504)	459	17
Net cash provided by (used in) financing activities	48	76	933	(2,217)	67	(1,093)
Effect of foreign exchange rate changes on cash and cash equivalents	-	—	(1)	(353)	—	(354)
Increase (decrease) in cash and cash equivalents	(5)	—	17	(940)	—	(928)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$2	$—	$56	$4,177	$—	$4,235